GENERAL (Narrative) (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Jan. 25, 2022	Jun. 24, 2021	Apr. 02, 2015
Business Acquisition [Line Items]
Increased authorized ordinary share capital	60,000,000	60,000,000		60,000,000
Revera Inc [Member]
Business Acquisition [Line Items]
Percentage of shares acquired					100.00%
Ancosys GmBH
Business Acquisition [Line Items]
Percentage of shares acquired			100.00%